NATIONWIDE MUTUAL FUNDS

Nationwide Bond Fund	Nationwide Inflation-Protected Securities Fund
Nationwide Bond Index Fund	Nationwide International Index Fund
Nationwide Core Plus Bond Fund	Nationwide Mid Cap Market Index Fund
Nationwide Fund	Nationwide Money Market Fund
Nationwide Global Equity Fund	Nationwide Portfolio Completion Fund
Nationwide Government Bond Fund	Nationwide S&P 500 Index Fund
Nationwide Growth Fund	Nationwide Small Cap Index Fund
Nationwide Herndon Mid Cap Value Fund	Nationwide Small Company Growth Fund
Nationwide High Yield Bond Fund	Nationwide U.S. Small Cap Value Fund

Supplement dated December 10, 2015
to the Statement of Additional Information dated March 1, 2015 (as revised May 1, 2015)

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

1.	All references to, and information regarding, Nick Irish and Charles Burbeck in the SAI are deleted in their entirety.

2.
All references to “"UBS Global Asset Management (Americas) Inc.” are hereby replaced with “"UBS Asset Management (Americas) Inc. (formerly UBS Global Asset Management (Americas) Inc.).”  All references to the defined term “UBS Global AM” are hereby replaced with “UBS AM.”

3.	Effective immediately, the following supplements the information in Appendix C to the SAI:

APPENDIX C – PORTFOLIO MANAGERS

INVESTMENTS IN EACH FUND

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of September 30, 2015)
UBS Asset Management (Americas) Inc.
Bruno Bertocci	Nationwide Global Equity Fund	None
Joseph Elegante, CFA	Nationwide Global Equity Fund	None

OTHER MANAGED ACCOUNTS

The following chart summarizes information regarding accounts for which each portfolio manager has day-to-day management responsibilities.  Accounts are grouped into the following three categories:  (1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts.  To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is provided separately.

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (as of September 30, 2015)
UBS Asset Management (Americas) Inc.
Bruno Bertocci	Mutual Funds: 1 accounts, $24 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

Other Pooled Investment Vehicles: 14 accounts, $938 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 2 accounts, $8 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Joseph Elegante, CFA1	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
1 Mr. Elegante joined UBS Asset Management on October 12, 2015. Therefore, he has no other managed accounts to disclose as of September 30, 2015.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE